--------------------------------------------------------------------------------

NEW YORK
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================




Dear Shareholder:


We are pleased to present the annual report of New York Daily Tax Free Income Fund, Inc. for the year ended April 30, 2001.

The Fund had net assets of $556,603,356 and 1,884 active shareholders as of April 30, 2001.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff


Steven W. Duff
President




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 2001
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity           Value               Standard
   Amount                                                                              Date    Yield   (Note 1)     Moody's & Poor's
   ------                                                                              ----    -----    ------      ------- --------
Put Bonds (b) (2.38%)
------------------------------------------------------------------------------------------------------------------------------------
$ 13,245,000  New York State Dormitory Authority - Series PPT-5
              Insured by FHA                                                          04/04/02  3.25%  $ 13,245,000              A1+
------------                                                                                           ------------
  13,245,000  Total Put Bonds                                                                            13,245,000
------------                                                                                           ------------
Tax Exempt Commercial Paper (14.48%)
------------------------------------------------------------------------------------------------------------------------------------
$ 13,000,000  Long Island Power Authority (Electric System Subordinated) - Series 3
              LOC Bayerische Landesbank/Westdeutsche Landesbank                       05/24/01  3.15%  $ 13,000,000   VMIG-1     A1+
   6,000,000  Long Island Power Authority (Electric System Subordinated) - Series 4
              LOC Bayerische Landesbank/Westdeutsche Landesbank                       05/01/01  2.75      6,000,000   VMIG-1     A1+
   8,000,000  MTA Transportation Facilities Special Obligation BAN 1998B - Series CP-1
              LOC ABN AMRO Bank N.A.                                                  06/07/01  3.40      8,000,000     P1       A1+
   3,000,000  New York City Municipal Water Finance Authority - Series 5B
              LOC Bayerische Landesbank/Westdeutsche Landesbank/
              Landesbank Hessen                                                       05/07/01  3.25      3,000,000     P1       A1+
   6,000,000  New York City Municipal Water Finance Authority - Series 5B
              LOC Bayerische Landesbank/Westdeutsche Landesbank/
              Landesbank Hessen                                                       05/09/01  3.25      6,000,000     P1       A1+
  14,000,000  New York City Municipal Water Finance Authority - Series 5B
              LOC Bayerische Landesbank/Westdeutsche Landesbank/
              Landesbank Hessen                                                       06/06/01  3.15     14,000,000     P1       A1+
   7,500,000  New York City Municipal Water Finance Authority
              (Water & Sewer System) - Series 2000                                    10/17/01  4.40      7,500,000   VMIG-1     A1+
   8,100,000  New York State Environmental Quality - Series 1997
              LOC Bayerische Landesbank/Landesbank Hessen                             06/05/01  2.85      8,100,000   VMIG-1     A1+
  15,000,000  New York Triborough Bridge Tunnel Authority BAN - Series A              08/01/01  3.25     15,000,000   VMIG-1    SP1+
 -----------                                                                                           ------------
  80,600,000  Total Tax Exempt Commercial Paper                                                          80,600,000
 -----------                                                                                           ------------
Tax Exempt General Obligation Notes & Bonds (14.48%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,800,000  Albany, NY City School District (c)                                     10/12/01  3.00%  $  3,809,625
   5,000,000  Broome County, NY Binghamton
              Central School District RAN - Series 2001 (c)                           10/19/01  3.30      5,001,120
   5,300,000  Broome Delaware BOCES RAN (c)                                           06/29/01  4.54      5,300,409
   8,500,000  Cattaraugus County, NY
              Allegany Limestone Central School District BAN-Series 2000 (c)          10/30/01  4.40      8,501,170
  10,000,000  Chautauqua County, NY Falconer Central School District BAN (c)          11/21/01  4.40     10,005,266
   4,900,000  Corning Community College Regional Board of Education (c)               08/17/01  4.44      4,900,681






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity           Value               Standard
   Amount                                                                              Date    Yield   (Note 1)     Moody's & Poor's
   ------                                                                              ----    -----    ------      ------- --------

Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,200,000   Leroy, NY Central School District RAN (c)                               06/29/01  4.44%  $ 3,200,247
  2,400,000   Marion, NY Central School District (c)                                  06/20/01  4.48     2,400,234
  3,500,000   Monroe County, NY BOCES RAN (First Supervisory District) (c)            06/28/01  4.59     3,500,261
  4,500,000   Onondaga & Oswego Counties, NY
              Phoenix Central School District GO RAN (c)                              06/29/01  4.54     4,501,906
  4,500,000   Saratoga Springs, NY Central School District BAN (c)                    12/19/01  3.21     4,501,390
  2,400,000   Schoharie, Otsago & Montgomery, NY
              Cobleskill-Richmondville Central School District (c)                    06/28/01  4.59     2,400,179
  4,900,000   Warren County, NY Glens Falls Central School District (c)               06/29/01  4.54     4,900,376
  2,626,920   Wayne County, NY Lyons Central School District (c)                      05/01/01  4.34     2,626,920
  7,000,000   Warren County, NY South Glens Falls Central School District (c)         08/31/01  2.90     7,001,139
  3,000,000   Wayne County, NY Williamson Central School District RAN (c)             06/29/01  4.54     3,000,228
  5,000,000   Westchester County, NY
              New Rochelle Central School District BAN - Series 2000                  12/21/01  3.12     5,026,614     MIG-1
-----------                                                                                            -----------
 80,526,920   Total Tax Exempt General Obligation Notes & Bonds                                         80,577,765
-----------                                                                                            -----------
Variable Rate Demand Instruments (d) (65.35%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,100,000   Babylon County, NY IDA Resource Recovery (Babylon Project)
              LOC Union Bank of Switzerland                                           12/01/24  4.25%  $ 2,100,000               A1+
  1,600,000   Great Neck Water Authority Water System RB - Series 1993A
              Insured by FGIC                                                         01/01/20  4.00     1,600,000    VMIG-1     A1+
  1,000,000   Islip, NY Brentwood IDA (c)
              LOC Fleet Bank                                                          05/01/09  4.00     1,000,000
  5,150,000   Jefferson County, NY IDA IDRB (Stature Electric Inc. Facility)(c)
              LOC PNC Bank, N.A.                                                      10/01/13  4.35     5,150,000
  6,900,000   Long Island Power Authority RB (Electric System)- Subseries 2
              LOC Bayerische Landesbank / Westdeusche Landesbank                      05/01/33  4.00     6,900,000    VMIG-1     A1+
  1,300,000   Long Island Power Authority RB - Series 7, Subseries 7-A
              Insured by MBIA Insurance Corp.                                         04/01/25  3.90     1,300,000    VMIG-1     A1+
  5,000,000   Long Island Power Authority RB - Series 7, Subseries 7-B
              Insured by MBIA Insurance Corp.                                         04/01/25  4.00     5,000,000    VMIG-1     A1+
  1,370,000   Metropolitan Museum of Art
              (New York State Dormitory Authority) - Series 1993A                     07/01/15  4.10     1,370,000    VMIG-1     A1+
    755,000   Metropolitan Museum of Art
              (New York State Dormitory Authority) - Series 1993B                     07/01/23  4.10       755,000    VMIG-1     A1+






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2001

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity           Value               Standard
   Amount                                                                              Date    Yield   (Note 1)     Moody's & Poor's
   ------                                                                              ----    -----    ------      ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,995,000   Metropolitan Transit Authority, NY TRAN
              Insured by FSA                                                          07/01/14  4.07%  $ 1,995,000               A1+
  2,500,000   Monroe County, NY IDA - Series A
              LOC First Union National Bank                                           06/01/29  4.25     2,500,000    VMIG-1
  1,655,000   New York City, NY GO Bond Fiscal 1993
              LOC Landesbank Hessen                                                   08/01/19  4.00     1,655,000    VMIG-1     A1+
  2,000,000   New York City, NY GO Bonds Fiscal 1995
              LOC Chase Manhattan Bank                                                08/15/23  4.10     2,000,000    VMIG-1     A1+
  3,000,000   New York City, NY GO Trust Receipt - Series 1996F
              Insured by FSA                                                          02/01/19  4.19     3,000,000               A1+
  1,150,000   New York City, NY GO - Series  E-3
              LOC Morgan Guaranty Trust Company                                       08/01/23  4.30     1,150,000    VMIG-1     A1+
  5,600,000   New York City, NY GO - Series E-4
              LOC State Street Bank & Trust Company                                   08/01/21  4.30     5,600,000    VMIG-1     A1+
 15,000,000   New York City, NY GO - Series E-4
              LOC State Street Bank & Trust Company                                   08/01/22  4.30    15,000,000    VMIG-1     A1+
  2,600,000   New York City, NY GO - Series E-5
              LOC Morgan Guaranty Trust Company                                       08/01/19  4.50     2,600,000    VMIG-1     A1+
  1,200,000   New York City, NY GO - Series F-6
              LOC Morgan Guaranty Trust Company                                       02/15/18  4.15     1,200,000    VMIG-1     A1+
  2,600,000   New York City, NY GO - Series H-3
              Insured by FSA                                                          08/01/21  4.25     2,600,000    VMIG-1     A1+
  1,400,000   New York City, NY GO - Series H-3
              Insured by FSA                                                          08/01/22  4.25     1,400,000    VMIG-1     A1+
  3,100,000   New York City, NY GO - Subseries A-5
              LOC KBC Bank                                                            08/01/15  4.20     3,100,000    VMIG-1     A1+
  4,500,000   New York City, NY GO - Subseries F-3
              LOC Morgan Guaranty Trust Company                                       02/15/13  4.15     4,500,000    VMIG-1     A1+
  1,815,000   New York City, NY Health & Hospital Corporation RB
              (Health System) - Series B
              LOC Toronto Dominion Bank                                               02/15/26  4.05     1,815,000    VMIG-1     A1+
  2,900,000   New York City, NY Housing Development Corporation
              (Montefiore Medical Center) - Series 1993A
              LOC Chase Manhattan Bank                                                05/01/30  4.00     2,900,000               A1




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity           Value               Standard
   Amount                                                                              Date    Yield   (Note 1)     Moody's & Poor's
   ------                                                                              ----    -----    ------      ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   New York City, NY Housing Development Corporation Mortage MHRB
              (James Tower) - Series A
              LOC Citibank, N.A.                                                      07/01/05  4.05%  $ 2,500,000               A1+
  6,525,000   New York City, NY Housing Development Corporation
              Multifamily Rent Housing (Jane Street Development)
              Collateralized by Federal National Mortgage Association                 09/15/28  4.15     6,525,000               A1+
 10,000,000   New York City, NY IDA Special Facility RB
              (Korean Airlines Company Limited Project) - Series 1997
              LOC Citibank, N.A.                                                      11/01/24  4.20    10,000,000    VMIG-1     A1+
  5,000,000   New York City, NY Municipal Water Finance Authority RB
              Municipal Securities Trust Receipts
              Insured by MBIA Insurance Corp.                                         06/15/23  4.19     5,000,000               A1+
  3,555,000   New York City, NY Municipal Water Finance Authority RB
              Municipal Securities Trust Receipts
              Insured by MBIA Insurance Corp.                                         06/15/29  4.19     3,555,000               A1+
  5,000,000   New York City, NY Municipal Water Finance Authority RB
              (Water & Sewer System)
              Insured by FGIC                                                         06/15/24  4.25     5,000,000    VMIG-1     A1+
 20,740,000   New York City, NY Municipal Water Finance Authority RB
              (Water & Sewer System) - Series C
              Insured by FGIC                                                         06/15/22  4.20    20,740,000    VMIG-1     A1+
  4,885,000   New York City, NY Trust for Cultural Resources
              (Carnegie Hall) - Series 1990
              LOC Westdeutsche Landesbank                                             12/01/10  4.70     4,885,000    VMIG-1     A1+
  9,555,000   New York State Development Corporation (Eagle)                          07/01/16  4.19     9,555,000               A1+
  2,000,000   New York State Development Corporation (Eagle)                          06/15/33  4.19     2,000,000               A1+
  1,000,000   New York State Dormitory Authority (Merlots) - Series 830
              Insured by AMBAC Indemnity Corp.                                        02/15/18  4.30     1,000,000    VMIG-1
  3,000,000   New York State Dormitory Authority RB (Cornell University) - Series A
              LOC Toronto Dominion Bank                                               07/01/29  4.10     3,000,000               A1+
  3,300,000   New York State Dormitory Authority RB
              (Memorial Sloan-Kettering Cancer Center) - Series 1989C
              LOC Chase Manhattan Bank                                                07/01/19  4.15     3,300,000    VMIG-1     A1+
  4,695,000   New York State Dormitory Authority RB
              (Memorial Sloan-Kettering Cancer Center) - Series 1989D
              LOC Chase Manhattan Bank                                                07/01/19  4.15     4,695,000    VMIG-1     A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2001

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity           Value               Standard
   Amount                                                                              Date    Yield   (Note 1)     Moody's & Poor's
   ------                                                                              ----    -----    ------      ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   New York State Dormitory Authority RB (Oxford University Press Inc.)
              LOC Landesbank Hessen                                                   07/01/23  4.30%  $ 4,000,000    VMIG-1
  4,000,000   New York State Energy Research & Development
              (Rochester Gas & Electric Corporation)
              Insured by MBIA Insurance Corp.                                         08/01/32  4.10     4,000,000    VMIG-1     A1+
  5,000,000   New York State ERDA (New York Electic & Gas)
              LOC Mellon Bank                                                         02/01/29  4.25     5,000,000    VMIG-1     A1+
  1,100,000   New York State ERDA PCRB (Niagara Mohawk Power Corporation)
              LOC Toronto Dominion Bank                                               12/01/25  4.30     1,100,000      P1
  1,200,000   New York State ERDA PCRB (Niagara Mohawk Power Corporation)
              LOC Toronto Dominion Bank                                               12/01/26  4.35     1,200,000      P1
  2,100,000   New York State ERDA PCRB
              (Niagara Mohawk Power Corporation) - Series 1985A
              LOC Toronto Dominion Bank                                               07/01/15  4.50     2,100,000               A1+
 13,300,000   New York State ERDA PCRB
              (Niagara Mohawk Power Corporation) - Series 1985C
              LOC Canadian Imperial Bank of Commerce                                  12/01/25  4.30    13,300,000      P1
  6,000,000   New York State ERDA PCRB
              (Niagara Mohawk Power Corporation) - Series 1987A
              LOC Toronto Dominion Bank                                               03/01/27  4.30     6,000,000      P1
  3,000,000   New York State ERDA PCRB
              (Niagara Mohawk Power Corporation) - Series 1998A
              LOC Morgan Guaranty Trust Company                                       12/01/23  4.55     3,000,000               A1+
  7,200,000   New York State HFA (70 Battery Place) - Series A
              Collateralized by Federal National Mortgage Association                 05/15/29  4.15     7,200,000    VMIG-1
  8,300,000   New York State HFA (750 Fifth Avenue Project)
              Collateralized by Federal National Mortgage Association                 05/15/31  4.10     8,300,000    VMIG-1
 12,000,000   New York State HFA (Normandie Court II Project)
              Collateralized by Federal Home Loan Mortgage Corporation                11/01/29  4.15    12,000,000    VMIG-1
  5,000,000   New York State HFA RB (E 39th Street Housing)
              LOC Key Bank, N.A.                                                      11/01/32  4.10     5,000,000    VMIG-1
 12,000,000   New York State HFA RB (Saxony Housing) - Series 1997A                   05/15/30  4.15    12,000,000    VMIG-1
  4,000,000   New York State HFA RB (Union Square Housing)
              Collateralized by Federal National Mortgage Association                 11/01/24  4.05     4,000,000    VMIG-1
  9,800,000   New York State Local Government Assistance Corporation - Series 1994B
              LOC Westdeusche Landesbank / Bayerische Landesbank                      04/01/23  4.00     9,800,000    VMIG-1     A1+




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity           Value               Standard
   Amount                                                                              Date    Yield   (Note 1)     Moody's & Poor's
   ------                                                                              ----    -----    ------      ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 8,100,000   New York State Local Government Assistance Corporation - Series 1995F
              LOC Toronto Dominion Bank                                               04/01/25  4.00%  $ 8,100,000    VMIG-1     A1+
  2,400,000   New York State Local Government Assistance Corporation - Series C
              LOC Landesbank Hessen                                                   04/01/25  4.10     2,400,000    VMIG-1     A1+
  1,000,000   New York State Local Government Assistance Corporation - Series E
              LOC Bank of Nova Scotia                                                 04/01/25  4.10     1,000,000    VMIG-1     A1+
    900,000   New York State Medical Care Facility Financial Authority
              LOC Chase Manhattan Bank                                                11/01/15  4.10       900,000    VMIG-1
    200,000   New York State Medical Care Pooled Equipment Authority - Series 1994A
              LOC Chase Manhattan Bank                                                11/01/03  4.10       200,000    VMIG-1
 40,000,000   New York Tobacco - Series PA797
              LOC Merrill Lynch & Company, Inc.                                       07/15/39  4.39    40,000,000    VMIG-1
  6,000,000   New York Triborough Bridge & Tunnel Authority
              Insured by AMBAC Indemnity Corp.                                        01/01/13  4.00     6,000,000    VMIG-1     A1+
 15,000,000   Niagara County, NY IDA (American Refuel Company)
              LOC Chase Manhattan Bank                                                11/15/26  4.10    15,000,000      P1       A1+
  2,900,000   Port Authority of NY & NJ Special Obligation RB                         06/01/20  4.30     2,900,000    VMIG-1     A1+
  2,000,000   Puerto Rico Commonwealth
              Insured by AMBAC Indemnity Corp.                                        07/01/10  3.94     2,000,000               A1+
  7,600,000   Puerto Rico Commonwealth RB
              Insured by AMBAC Indemnity Corp.                                        07/01/28  4.00     7,600,000    VMIG-1     A1+
  4,700,000   Puerto Rico Commonwealth - Series PA783
              LOC Merrill Lynch & Company, Inc.                                       10/01/19  3.94     4,700,000               A1+
  5,000,000   Puerto Rico Commonwealth
              Insured by MBIA Insurance Corp.                                         07/01/15  3.94     5,000,000               A1+
  2,000,000   Puerto Rico Industrial Medical & Environmental PCFA PCRB
              (Ana Mendez Foundation)
              LOC Banco Santander                                                     10/01/21  4.10     2,000,000               A1+
  1,000,000   Puerto Rico - Series PA 579
              Insured by AMBAC Indemnity Corp.                                        06/01/16  3.94     1,000,000               A1+
  2,000,000   Saint Lawrence County, NY IDA (Aluminum Company of America)             12/01/33  4.55     2,000,000               A1
  5,000,000   Warren & Washington Counties, NY IDA IDRB
              (Griffith Micro Science Incorporated Project) - Series 1994
              LOC Bank One                                                            12/01/14  4.40     5,000,000               A1+
-----------                                                                                            -----------
363,745,000   Total Variable Rate Demand Instruments                                                   363,745,000
-----------                                                                                            -----------



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2001

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity           Value               Standard
   Amount                                                                              Date    Yield   (Note 1)     Moody's & Poor's
   ------                                                                              ----    -----    ------      ------- --------
Variable Rate Demand Instruments - Private Placements (d) (1.83%)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,500,000   Blaser Real Estate 1990
              LOC Union Bank of Switzerland                                           09/01/21  5.20% $  6,500,000     P1       A1
  2,765,000   New York City Civic Facilities IDA RB 1997
              (Epiphany Community Nursery School Project)
              LOC Bank of New York                                                    05/01/11  4.60     2,765,000   VMIG-1
    228,750   Troy Mall Associates - Series 1985B
              LOC Key Bank, N.A.                                                      07/01/15  4.50       228,750     P1       A1
    723,750   Troy Mall Associates - Series 1985C
              LOC Key Bank, N.A.                                                      04/01/16  4.50       723,750     P1       A1
-----------                                                                                           ------------
 10,217,500   Total Variable Rate Demand Instruments - Private Placements                               10,217,500
-----------                                                                                           ------------
              Total Investments (98.52%) (Cost $548,385,265+)                                          548,385,265
              Cash and Other Assets, Net of Liabilities (1.48%)                                          8,218,091
                                                                                                      ------------
              Net Assets (100.00%)                                                                    $556,603,356
                                                                                                      ============
              Net Asset Value offering and redemption price per share:
              Class A Shares,   406,794,326  shares outstanding (Note 3)                              $       1.00
                                                                                                      ============
              Class B Shares,    45,149,260  shares outstanding (Note 3)                              $       1.00
                                                                                                      ============
              Evergreen Shares,  26,235,846  shares outstanding (Note 3)                              $       1.00
                                                                                                      ============
              Victory Shares,    78,427,627  shares outstanding (Note 3)                              $       1.00
                                                                                                      ============

              +    Aggregate cost for federal income tax purposes is identical.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================
FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN       =   Bond Anticipation Note                         IDRB      =    Industrial Development Revenue Bond
     ERDA      =   Energy and Research Development Authority      LOC       =    Letter of Credit
     FGIC      =   Financial Guaranty Insurance Company           MHRB      =    Multi-family Housing Revenue Bond
     FHA       =   Federal Housing Administration                 PCFA      =    Pollution Control Financial Authority
     FSA       =   Financial Securities Assurance                 PCRB      =    Pollution Control Revenue Bond
     GO        =   General Obligation                             RAN       =    Revenue Anticipation Note
     HFA       =   Housing Finance Authority                      RB        =    Revenue Bond
     IDA       =   Industrial Development Authority               TRAN      =    Tax & Revenue Anticipation Note

















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 2001

================================================================================


INVESTMENT INCOME
Income:

   Interest.............................................................   $    19,972,184
                                                                            --------------

Expenses: (Note 2)

  Investment management fee.............................................         1,537,007

  Administration fee....................................................         1,075,905

  Shareholder servicing fee (Class A)...................................           701,606

  Shareholder servicing fee (Evergreen shares)..........................            40,890

  Shareholder servicing fee (Victory shares)............................           168,979

  Custodian expenses....................................................            53,254

  Shareholder servicing and
      related shareholder expenses+.....................................           486,864

  Legal, compliance and filing fees.....................................           101,158

  Audit and accounting..................................................            92,397

  Directors' fees and expenses..........................................            22,963

  Other expenses........................................................            30,125
                                                                            --------------
      Total expenses....................................................         4,311,148

      Less: Expenses paid indirectly....................................   (           240)
                                                                            --------------

           Net expenses.................................................         4,310,908
                                                                            --------------

Net investment income...................................................        15,661,276



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.................................            -0-
                                                                            --------------

Increase in net assets from operations..................................   $    15,661,276
                                                                            ==============


+ Includes class specific transfer agency expenses of $175,568, $28,293, $10,232 $42,285 for Class A, Class B, Evergreen, and Victory shares, respectively.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                         Year                    Year
                                                                        Ended                   Ended
                                                                    April 30, 2001          April 30, 2000
                                                                    --------------          --------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income.........................................   $    15,661,276         $    12,514,692
  Net realized gain (loss) on investments.......................           -0-                     -0-
                                                                    --------------          --------------
  Increase in net assets from operations........................        15,661,276              12,514,692
Dividends to shareholders from net investment income
  Class A.......................................................   (    10,582,325)*       (    10,128,205)*
  Class B.......................................................   (     1,872,208)*       (       776,671)*
  Evergreen shares..............................................   (       620,008)*       (       316,654)*
  Victory shares................................................   (     2,586,735)*       (     1,293,162)*
Capital share transactions (Note 3)
  Class A.......................................................        83,575,564         (   150,749,733)
  Class B.......................................................         5,872,276              31,899,945
  Evergreen shares..............................................         8,049,936              18,185,910
  Victory shares................................................        12,682,131              65,745,496
                                                                    ---------------         --------------
       Total increase (decrease)................................       110,179,907         (    34,918,382)
Net assets:
  Beginning of year.............................................       446,423,449             481,341,831
                                                                    --------------          --------------
  End of year...................................................   $   556,603,356         $   446,423,449
                                                                    ==============          ==============


*    Designated as exempt-interest dividends for federal income tax purposes.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Evergreen and Victory Shares. The Class A, Evergreen and Victory shares are subject to a service fee pursuant to the Distribution Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced October 10, 1996. The Evergreen and Victory shares commenced on August 27,1999.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (Manager), equal to .30% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, Evergreen and Victory shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect to such classes. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $246,378 paid to Reich & Tang Services, Inc., an affiliate of the Manager as shareholder servicing agent for the Fund. Included under the same caption are expenses paid indirectly of $240.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

3. Capital Stock

At April 30, 2001, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $556,605,370. Transactions in capital stock, all at $1.00 per share, were as follows:



                                                    Year                               Year
                                                    Ended                              Ended
                                                April 30, 2001                     April 30, 2000
                                                --------------                     --------------
Class A
-------
Sold......................................         898,041,320                        629,533,666
Issued on reinvestment of dividends.......          10,189,007                          9,990,794
Redeemed..................................      (  824,654,763)                    (  790,274,193)
                                                 -------------                      -------------
Net increase (decrease)...................          83,575,564                     (  150,749,733)
                                                 =============                      =============

                                                    Year                               Year
                                                    Ended                              Ended
                                                April 30, 2001                     April 30, 2000
                                                --------------                     --------------
Class B
-------
Sold......................................         314,038,768                        187,905,596
Issued on reinvestment of dividends.......           1,827,227                            713,071
Redeemed..................................      (  309,993,719)                    (  156,718,722)
                                                 -------------                      -------------
Net increase..............................           5,872,276                         31,899,945
                                                 =============                      =============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
3. Capital Stock (Continued)



                                                    Year                            August 27, 1999
                                                    Ended                      (Commencement of Offering)
                                                April 30, 2001                     to April 30, 2000
                                                --------------                     -----------------
Evergreen Shares
----------------
Sold......................................          42,479,361                         46,384,646
Issued on reinvestment of dividends.......             619,927                            315,190
Redeemed..................................      (   35,049,352)                    (   28,513,926)
                                                 -------------                      -------------
Net increase..............................           8,049,936                         18,185,910
                                                 =============                      =============


                                                    Year                            August 27, 1999
                                                    Ended                      (Commencement of Offering)
                                                April 30, 2001                     to April 30, 2000
                                                --------------                     -----------------
Victory Shares
--------------
Sold......................................         118,853,256                        136,468,489
Issued on reinvestment of dividends.......           2,586,435                          1,293,058
Redeemed..................................      (  108,757,560)                    (   72,016,051)
                                                 -------------                      -------------
Net increase..............................          12,682,131                         65,745,496
                                                 =============                      =============



4. Sales of Securities

Accumulated undistributed realized losses at April 30, 2001 amounted to $2,014. Such losses represent tax basis net capital losses which may be carried forward to offset future capital gains. Such losses expire April 30, 2005.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 76% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights

                                                                          Year Ended April 30,
                                                  -----------------------------------------------------------------
CLASS A
-------                                              2001          2000          1999          1998          1997
                                                  ---------     ---------     ---------     ---------     ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............   $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                  ---------     ---------     ---------     ---------     ---------
Income from investment operations:
  Net investment income........................       0.031         0.026         0.025         0.029         0.028
Less distributions:
  Dividends from net investment income            (   0.031)    (   0.026)    (   0.025)    (   0.029)    (   0.028)
                                                   --------      --------      --------      --------      --------
Net asset value, end of year...................   $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                  =========     =========     =========     =========     =========
Total Return...................................       3.11%         2.62%         2.48%         2.90%         2.80%
Ratios/Supplemental Data
Net assets, end of year (000)..................   $ 406,791     $ 323,216     $ 473,965     $ 370,044     $ 323,746
Ratios to average net assets:
  Expenses.....................................       0.87%         0.86%         0.85%         0.85%         0.82%
  Net investment income........................       3.03%         2.59%         2.43%         2.85%         2.76%


                                                                   Year Ended                                  October 10, 1996
CLASS B                                                              April 30,                            (Commencement of Sales) to
-------                                           ---------------------------------------------------
                                                     2001          2000          1999          1998            April 30, 1997
                                                  ---------     ---------     ---------     ---------          --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $   1.00      $   1.00      $   1.00      $   1.00           $   1.00
                                                  ---------     ---------     ---------     ---------          ---------
Income from investment operations:
  Net investment income........................       0.033         0.028         0.027         0.031              0.017
Less distributions:
  Dividends from net investment income.........   (   0.033)    (   0.028)    (   0.027)    (   0.031)         (   0.017)

                                                   --------      --------      --------      --------          ---------
Net asset value, end of period.................   $   1.00      $   1.00      $   1.00      $   1.00           $   1.00
                                                  =========     =========     =========     =========          =========
Total Return...................................       3.37%         2.84%         2.70%         3.12%              3.02%*
Ratios/Supplemental Data
Net assets, end of period (000)................   $  45,149     $  39,277     $   7,377     $   4,412          $       7
Ratios to average net assets:
  Expenses.....................................       0.62%         0.64%         0.64%          0.64%              0.62%*
  Net investment income........................       3.31%         2.87%         2.68%          2.94%              2.99%*


*    Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights (Continued)

                                                     Year               August 27, 1999
EVERGREEN SHARES                                    Ended          (Commencement of Offering)
----------------                                April 30, 2001          to April 30, 2000
                                                --------------          -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $   1.00                  $   1.00
                                                  ----------                ----------
Income from investment operations:
  Net investment income........................       0.031                     0.018
Less distributions:
  Dividends from net investment income            (   0.031)                (   0.018)
                                                   --------                  --------
Net asset value, end of period.................   $   1.00                  $   1.00
                                                  ==========                ==========
Total Return...................................       3.11%                     1.84%**
Ratios/Supplemental Data
Net assets, end of period (000)................   $  26,236                 $  18,186
Ratios to average net assets:
  Expenses.....................................       0.87%                     0.86%*
  Net investment income........................       3.03%                     2.59%*

                                                     Year               August 27, 1999
VICTORY SHARES                                      Ended          (Commencement of Offering)
--------------                                  April 30, 2001          to April 30, 2000
                                                --------------          -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $   1.00                  $   1.00
                                                  ----------                ----------
Income from investment operations:
  Net investment income........................       0.031                     0.018
Less distributions:
  Dividends from net investment income            (   0.031)                (   0.018)
                                                   --------                  --------
Net asset value, end of period.................   $   1.00                  $   1.00
                                                  ==========                ==========
Total Return...................................       3.11%                     1.84%**
Ratios/Supplemental Data
Net assets, end of period (000)................   $  78,428                 $  65,745
Ratios to average net assets:
  Expenses.....................................       0.87%                     0.86%*
  Net investment income........................       3.03%                     2.59%*


*    Annualized
**   Not annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To the Board of Directors and Shareholders of New York Daily Tax Free Income Fund, Inc.





In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New York Daily Tax Free Income Fund, Inc. (the "Fund") at April 30, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the periods prior to May 1, 1999 were audited by other independent accountants whose report dated May 25, 1999 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP

New York, New York
May 31, 2001

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
SPECIAL MEETING OF SHAREHOLDERS, OCTOBER 10, 2000

================================================================================

A Special Meeting of Shareholders of the Fund was held at the Fund's office, 600 Fifth Avenue, New York, New York, on October 10, 2000. The purpose of the meeting was to approve a new Investment Management Contract due to CDC Asset Management's (investment management arm of France's Caisse des Depots Group) acquisition of Nvest, L.P. and Nvest Companies, L.P. (the parent of Reich & Tang Asset Management, L.P., the Manager of the Fund); to ratify the selection of PricewaterhouseCoopers LLP, as the Fund's independent accountants for the fiscal year ending April 30, 2001. At the meeting the new Investment Management Contract was approved by the shareholders. Shareholders also ratified the selection of PricewaterhouseCoopers LLP, to serve as the Fund's independent accountants for the fiscal year ended April 30, 2001. No other business was transacted at the meeting.

The results of the voting at the Special Meeting are as follows:

1.   To approve a new investment management contract

                                              Shares                       % of                       % of
                                               Voted                Outstanding Shares            Shares Voted
------------------------------------------------------------------------------------------------------------------
         For                               128,498,942.00                61.33%                      98.97%
         Against                               925,981.00                 0.44%                       0.71%
         Abstain                               415,905.00                 0.19%                       0.32%



2. To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the Fund for its fiscal year ending January 31, 2001.


                                              Shares                       % of                       % of
                                               Voted                Outstanding Shares            Shares Voted
------------------------------------------------------------------------------------------------------------------
         For                               129,389,212.00                61.76%                      99.65%
         Against                               309,698.00                 0.14%                       0.24%
         Abstain                               141,918.00                 0.06%                       0.11%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------


New York Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     100 Church Street
     New York, NY 10286

Transfer Agent & Dividend
      Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020







NY4/01A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK
DAILY
TAX FREE
INCOME
FUND, INC.














                                  Annual Report
                                 April 30, 2001